COMMITMENTS AND CONTINGENCY - Leases Commitment (Details) - Jun. 30, 2024	CNY (¥)	USD ($)
Leases Commitment
Total lease payments	¥ 8,161,143	$ 1,123,010
Office Leases Commitment
Leases Commitment
2025	553,709	76,193
2026	604,046	83,119
2027	453,034	62,340
Total lease payments	¥ 1,610,789	$ 221,652